Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes
10.	Income Taxes

The reconciliations of the U.S. federal statutory rate to the effective income tax rate for the years ended December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015
Tax provision at U.S. Federal statutory rates	34%	34%
State income taxes net of federal benefit	8%	8%
Non-deductible permanent items	(1)%	(2)%
Stock options	—	—
Other	—	—
Change in valuation allowance	(41)%	(40)%

Effective income tax rate	—	—

Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred taxes as of December 31, 2014 and 2015 are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Accrued liabilities	$-	$48,982
Intangible assets	7,993,293	14,009,497
Net operating loss carryforwards	548,247	2,430,249
Share-based compensation	6,306	986,534
Share conversion feature	-	243,759
Other	530	3,510

Total deferred tax assets	8,548,376	17,722,531
Valuation Allowance	(8,403,620)	(17,722,531)

Net deferred tax assets	$144,756	$—
Deferred tax liabilities:
Debt conversion feature	$(144,756)	$—

Total:	$—	$—

A valuation allowance of $8,403,620 and $17,722,531 at December 31, 2014 and December 31, 2015, respectively, has been recorded to offset net deferred tax assets, as the Company is unable to conclude that it is more likely than not that such deferred tax assets will be realized.

At December 31, 2015, the Company had federal and state net operating loss carryforwards of approximately $5,890,000 and $6,629,000, respectively. The federal and state net operating loss carryforwards will begin to expire in 2032. The Company’s ability to utilize its federal net operating loss carryforwards may be limited under Section 382 of the Internal Revenue Code of 1986, as amended (the “Code”). Specifically, this limitation may arise in the event of an “ownership change,” which is defined by Section 382 of the Code as a cumulative change in ownership of the Company of more than 50% within a three-year period. If the Company undergoes one or more ownership changes in connection with any future transactions in its stock, the Company’s ability to utilize net operating loss carryforwards to offset federal taxable income, if any, could potentially result in increased future tax liability to the Company. An ownership change under Section 382 of the Code occurred during the year ended December 31, 2015 in connection with the Company’s initial public offering. A portion of the net operating loss carryforwards are subject to an annual limitation.

The Company is subject to U.S. federal income tax as well as income tax in various state jurisdictions. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service and various state agencies for the years ended December 31, 2012 through December 31, 2015.

The differences between the Company’s effective income tax rate and the statutory federal rate for the year ended December 31, 2014 and the year ended December 31, 2015 relate primarily to losses incurred for which no tax benefit was recognized, due to the uncertainty of realization. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the period in which those temporary differences become deductible. The Company considers projected future taxable income and tax planning strategies in making this assessment. At each of December 31, 2014 and December 31, 2015, the Company provided a full valuation allowance against its deferred tax assets due to uncertainty surrounding the realization of those assets as a result of historical taxable net losses.

The Company has reviewed its operations and has not identified any material uncertain tax positions. As a result, there is no liability for uncertain tax positions in the income tax provision as of December 31, 2014 or December 31, 2015.